Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events
23.	Subsequent Events

On March 3, 2021, the Company signed the registration rights agreement with White Lion Capital, LLC, for $50,000 of Purchase Notice Shares.

On April 7, 2021, the company signed a securities purchase agreement with Streeterville Capital，LLC,. Upon the terms and subject to the conditions contained herein, the Company shall issue and sell to the Buyer(s), as provided herein, and the Buyer(s) shall purchase up to $7,500 of convertible debentures in the form attached hereto as “Exhibit A” (the “Convertible Debentures”), which shall be convertible into the Company’s American Depository Shares (“ADSs” and the ADSs issued upon conversion of the Convertible Debentures, the “Conversion Shares”) each ADS representing three Class A ordinary shares of the Company (the “Ordinary Shares”), of which $2,500 shall be purchased upon the signing this Agreement (the “First Closing”), $2,500 shall be purchased upon delivery to Streeterville Capital, LLC, a Utah limited liability company (“Streeterville”), of the Purchase Shares (as defined below) (the “Second Closing”), and $2,500 shall be purchased upon the filing of a Registration Statement with the U.S. Securities and Exchange Commission registering the resale of the Conversion Shares by the Buyers (the “Third Closing”).